12. CONVERTIBLE NOTES PAYABLE (Details) (USD $)	9 Months Ended	7 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 01, 2013	Dec. 31, 2014
12% convertible notes issued December 27,2013	$ (62,415)
Amortization of debt discount	219,804
Payment of loan principal	(3,178)
Interest accrued during the period	203,909
Interest paid during the period	(201,111)
Balance at September 30, 2014	772,986
Less: Current portion	(5,927)
Long term debt	767,658
Debt Discount
Balance at December 31, 2013	(84,694)
Issued during the period	(1,605,000)
12% convertible notes issued December 27,2013	(435,000)
Amortization of debt discount	219,804	794
Balance at September 30, 2014	1,043,836
Long term debt	(1,043,836)
ConvertibleNotes Payable, Net
Amortization of debt discount		794
Less: Current portion		(5,356)
Long term debt		694,644
Principal Balance
Issued during the period	1,605,000
12% convertible notes issued December 27,2013	426,054
Payment of loan principal	(3,178)
Less: Current portion	(5,927)		(5,356)
Long term debt	1,810,895		609,950
Accrued Interest
Balance at December 31, 2013	871
12% convertible notes issued December 27,2013	(3,669)
Interest accrued during the period	203,909
Interest paid during the period	(201,111)
Less: Current portion	(5,927)
Long term debt	1,810,895
Debt Discount one
Long term debt				$ (84,694)